UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from November 1, 2007 to November 30, 2007

Commission File Number of issuing entity: 333-103862-02	Commission File Number of issuing entity: 333-103862-01

CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)	CAPITAL ONE MASTER TRUST (Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-103862

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK

(Exact name of sponsor as specified in its charter)

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Capital One Bank
c/o Deutsche Bank Trust Company Delaware	Mail Stop 12017-0500
E.A. Delle Donne Corporate Center	140 East Shore Drive
1011 Centre Road	Room 1071-B
Wilmington, DE 19805-1266	Glen Allen, VA 23060
(Address of principal executive offices of	(Address of principal executive offices of
issuing entity)	issuing entity)

201-593-6792	804-967-1000
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒  No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

ITEM 2 – Industry Litigation

In November 2004, American Express filed an antitrust lawsuit (the “Amex lawsuit”) against MasterCard and Visa and several member banks and affiliated institutions alleging, among other things, that the defendants jointly and severally implemented and enforced illegal exclusionary agreements that prevented member banks from issuing American Express cards. The complaint requests civil monetary damages, which could be trebled. Capital One Bank, Capital One Financial Corporation and Capital One, F.S.B. are named defendants in this lawsuit.   On November 7, 2007, Visa and American Express announced that it had agreed to settle their portion of the Amex lawsuit and that American Express would drop its claims against Visa and the remaining member banks of Visa and their affiliated institutions named in the lawsuit, including Capital One Financial Corporation, Capital One Bank and Capital One, F.S.B.  The settlement agreement between Visa and American Express is subject to the approval of Visa’s member banks.  In the opinion of the management of Capital One Financial Corporation, this settlement is not expected to have a material adverse effect on either the consolidated financial position of Capital One Financial Corporation or Capital One Financial Corporation’s results of operations in any future reporting period.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

Exhibit 99.1                           Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2                           Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 11, 2007

CAPITAL ONE MULTI-ASSET EXECUTION
TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By: CAPITAL ONE BANK
(Servicer)

	By:	/s/ Pam Koch
Name: Pam Koch
Title: Vice President, Accounting